Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net Income	$ 13,333	$ 13,687	$ 6,736
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25,847	22,016	18,273
Undistributed earnings from investments in equity affiliates	(37)	(49)	(27)
Provision for uncollectible accounts	1,474	1,416	1,032
Deferred income tax expense	2,947	4,117	1,948
Net (gain) loss from sale of investments, net of impairments	(169)	91	(1,461)
Actuarial loss (gain) on pension and postretirement benefits	1,024	(2,152)	7,869
Asset abandonments and impairments	361	35	2,120
Changes in operating assets and liabilities:
Accounts receivable	(1,003)	30	(693)
Other current assets	1,708	(1,182)	(1,018)
Accounts payable and accrued liabilities	118	1,354	2,310
Equipment installment receivables and related sales	(576)	(3,023)	(5,043)
Deferred fulfillment costs	(2,359)	(1,437)	(347)
Retirement benefit funding	(910)	(735)	(560)
Other - net	(2,414)	1,712	199
Total adjustments	26,011	22,193	24,602
Net Cash Provided by Operating Activities	39,344	35,880	31,338
Investing Activities
Purchase of property and equipment	(21,516)	(19,218)	(21,199)
Interest during construction	(892)	(797)	(234)
Acquisitions, net of cash acquired	(2,959)	(30,759)	(3,141)
Disposition	646	83	8,123
Sales (purchases) of securities, net	506	1,545	(1,890)
Other	0	2	4
Net Cash Used in Investing Activities	(24,215)	(49,144)	(18,337)
Financing Activities
Net change in short-term borrowings with original maturities of three months or less	0	(1)	(16)
Issuance of long-term debt	10,140	33,969	15,926
Repayment of long-term debt	(10,823)	(10,042)	(10,400)
Issuance of other long-term financing obligations	0	0	107
Purchase of treasury stock	(512)	(269)	(1,617)
Issuance of treasury stock	146	143	39
Dividends paid	(11,797)	(10,200)	(9,552)
Other	(1,616)	(3,818)	(2,224)
Net Cash (Used in) Provided by Financing Activities	(14,462)	9,782	(7,737)
Net increase (decrease) in cash and cash equivalents	667	(3,482)	5,264
Cash and cash equivalents beginning of year	5,121	8,603	3,339
Cash and Cash Equivalents End of Year	$ 5,788	$ 5,121	$ 8,603